Lessee Operating Leases - Schedule of Details of Leases Presented in Balance Sheets (Details)	Jun. 30, 2025	Jun. 30, 2024
Lessee Disclosure [Abstract]
Weighted-average remaining life	4 years 3 months 18 days	1 year 10 months 24 days
Weighted-average discount rate	8.10%	8.90%